Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Revenues from External Customers
Revenues	$ 102,822	¥ 662,999	¥ 635,122	¥ 572,857
Cord blood processing fees
Revenues from External Customers
Revenues	64,361	415,000	428,261	403,058
Cord blood storage fees
Revenues from External Customers
Revenues	37,767	243,523	203,847	166,649
Fees derived from the provision of donated cord blood for transplantation and research and others
Revenues from External Customers
Revenues	$ 694	¥ 4,476	¥ 3,014	¥ 3,150